Yellowhead Acquisition- Summary of Detailed Information in Purchase Consideration (Detail) (Paranthitical) - Yellowhead [Member] - Ordinary Shares [Member]	Feb. 15, 2019 shares $ / shares
Disclosure of detailed information about business combination [line items]
Common Shares Issued | shares	17,300,385
Share Price Of Shares Issued In Business Combination | $ / shares	$ 0.73